Schedule of Financial Assets Measured at Fair Value through Profit or Loss (Details) - ILS (₪) ₪ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2025	Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balance				₪ 2,147
Opening balance	₪ 3,266	₪ 62	₪ 1,264	(36,784)	₪ (72,793)	₪ (63,533)
Opening balance				122	2,147
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Opening balance				2,147	1,922
Opening balance				(2,025)	225
Opening balance				₪ 122	₪ 2,147	₪ 1,922